UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [X]; Amendment Number:      No. 1
                                                  ----------
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Barry Kagan
Title:        Chief Financial Officer
Phone:        (914) 242-5730

Signature, Place, and Date of Signing:

 /s/ Barry Kagan                   Mt. Kisco, New York            May 26, 2006
 ----------------------          -----------------------     -------------------
        [Signature]                 [City, State]                    [Date]



Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

    None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 1*
                                                               ---------------

Form 13F Information Table Entry Total:                            5
                                                               ---------------

Form 13F Information Table Value Total:                        $8,940
                                                               ---------------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                  Form 13F File Number                Name

     1                    28-05211                      Harvey P. Eisen
                          ----------------

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.



    Name      Title of    CUSIP     Market Value    Shares or    Investment      Other     Voting Authority
    ----      --------    -----     ------------    ---------    ----------      -----     ----------------
                Class     Number   (in thousands)    PRN Amt     Discretion    Managers
                -----     ------   --------------    -------     ----------    --------


    1st
 Century
    Bank                                                         Shared-
  National     Common    319425104       512          52,500     Defined         1         Shared
  Assoc.
    CA

   Glacier
    Water                                                        Shared-
   Services    Common    376395109      4,800         200,000    Defined         1         Shared
    Inc.

  National
  Holdings                                                       Shared-
    Corp.      Common    636375107       447          308,090    Defined         1         Shared

  National
   Patent
    Dev                                                          Shared-
    Corp       Common    637132101      3,581        2,435,872   Defined         1         Shared
    New


   United                                                        Shared-
   Energy      Common    910900208      (400)         200,000    Define          1         Shared
   Corp./
   Nevada
